Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of preparation of the interim financial statements

Basis of preparation of the interim financial statements

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, "Interim Financial Reporting", and in accordance with the disclosure requirements of Chapter D of the Securities Regulations (Periodic and Immediate Reports), 1970.

The significant accounting policies and methods of computation adopted in the preparation of the interim financial statements are consistent with those followed in the preparation of the Company's annual financial statements.